Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 7,376,179.0		$ 113,288.0		₨ 5,988,909.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,213,364.6		80,070.2		4,048,961.3
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		885,234.7		13,596.0		720,657.8
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,187,127.1		18,232.6		841,806.8
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,305,219.8		20,046.4		913,720.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		595,813.6		9,150.9		460,365.2
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		362,718.1		5,570.9		383,866.9
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		877,251.3		13,473.4		728,544.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,162,814.4		33,217.8		1,939,948.4
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		39,461.0		606.1		35,409.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,384.5				3,300.4
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,179.1				5,305.5
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		10,522.0				7,959.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,324.9				6,098.3
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		25.9				47.6
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,716.0				11,635.5
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		308.6				1,062.7
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		108,717.3		1,669.8		82,979.7
Impaired / 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,634.5				6,105.6
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		10,150.9				6,467.4
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		25,547.2				21,060.1
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,968.1				6,086.6
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,899.5				1,678.2
Impaired / 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		22,704.3				11,306.1
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		32,812.8				30,275.7
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,228,000.7	[1]	$ 111,012.1	[2]	5,870,520.9	[1],[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	872,215.7				711,251.8	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	1,168,797.1				830,033.9	[3]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	1,269,150.6				884,701.0	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	581,520.6				448,180.3	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	360,792.7				382,141.1	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	845,831.0				705,602.8	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1]	₨ 2,129,693.0				₨ 1,908,610.0	[3]

[1]	Loans up to 30 days past due are considered current
[2]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 31.5 billion.
[3]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 38.3 billion.